Derivative financial instrument liabilities (Details Narrative) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	May 31, 2025	May 31, 2026	May 31, 2025	Aug. 31, 2025
Derivative Financial Instrument Liabilities
Derivative warrant liabilities	$ 200	$ 30,500	$ 1,500
Outstanding derivative warrant liabilities				$ 1,000